T. ROWE PRICE International Value Equity Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.6%
Common Stocks 1.6%
BHP Group  5,694,750 196,141
Downer EDI  16,554,298 92,317
Total Australia (Cost $207,876) 288,458
AUSTRIA 2.5%
Common Stocks 2.5%
BAWAG Group  1,637,151 266,325
Erste Group Bank  810,460 105,367
OMV  1,296,395 77,016
Total Austria (Cost $150,295) 448,708
BRAZIL 0.7%
Common Stocks 0.7%
B3  28,177,084 86,629
Multiplan Empreendimentos Imobiliarios  7,445,876 46,746
Total Brazil (Cost $95,084) 133,375
CANADA 2.2%
Common Stocks 2.2%
BRP (1) 933,690 70,470
Cenovus Energy (1) 8,152,655 160,880
Definity Financial (1) 1,511,049 73,951
Great-West Lifeco  1,817,973 85,101
Total Canada (Cost $291,213) 390,402
CHINA 1.6%
Common Stocks 1.6%
Alibaba Group Holding (HKD)  8,523,560 181,327
Baidu, Class A (HKD) (2) 3,148,806 60,355
Shenzhou International Group Holdings (HKD)  6,521,600 51,868
Total China (Cost $218,134) 293,550

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
DENMARK 1.0%
Common Stocks 1.0%
Novo Nordisk, Class B  1,386,733 82,343
Orsted (2) 3,960,622 89,095
Total Denmark (Cost $141,418) 171,438
FINLAND 1.2%
Common Stocks 1.2%
Sampo, Class A  7,787,110 86,844
Stora Enso, Class R  6,626,644 76,286
UPM-Kymmene  1,944,789 53,653
Total Finland (Cost $172,198) 216,783
FRANCE 11.8%
Common Stocks 11.8%
Airbus  938,998 214,984
Alstom (1)(2) 1,867,949 59,641
ArcelorMittal  2,102,890 114,204
AXA  5,445,988 248,332
BNP Paribas  2,006,363 216,953
Cie de Saint-Gobain  1,253,639 123,741
Dassault Aviation  215,799 82,041
Edenred  4,213,410 88,253
Engie  4,252,731 126,971
Forvia (2) 2,032,678 33,189
Sanofi  2,290,189 216,019
Societe Generale  2,477,527 217,105
TotalEnergies  4,034,518 293,426
Vinci  641,939 92,301
Total France (Cost $1,400,290) 2,127,160
GERMANY 5.9%
Common Stocks 5.4%
BASF  925,501 50,175
Daimler Truck Holding  1,638,729 79,346
Deutsche Post  1,586,637 88,738
Deutsche Telekom  5,030,726 168,823

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Heidelberg Materials  482,613 132,174
KION Group  558,071 39,419
Mercedes-Benz Group  935,712 63,951
Siemens  806,695 243,888
Siemens Healthineers  1,776,483 88,670
Springer Nature (1) 1,139,374 23,726
978,910
Preferred Stocks 0.5%
Volkswagen  766,727 93,008
93,008
Total Germany (Cost $706,543) 1,071,918
HONG KONG 2.2%
Common Stocks 2.2%
AIA Group  9,407,600 108,540
CK Hutchison Holdings  8,702,500 70,171
Galaxy Entertainment Group  12,818,000 65,125
Hongkong Land Holdings (USD)  9,058,503 76,860
Samsonite Group  23,580,300 59,910
Wharf Real Estate Investment  6,963,000 24,174
Total Hong Kong (Cost $330,212) 404,780
HUNGARY 0.7%
Common Stocks 0.7%
OTP Bank  952,505 119,856
Total Hungary (Cost $31,421) 119,856
INDIA 0.3%
Common Stocks 0.3%
ICICI Bank, ADR (USD)  1,784,976 52,282
Total India (Cost $19,098) 52,282
INDONESIA 0.2%
Common Stocks 0.2%
Bank Rakyat Indonesia Persero  190,814,200 43,316
Total Indonesia (Cost $44,965) 43,316

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.4%
Common Stocks 0.4%
Ryanair Holdings, ADR (USD) (1) 1,111,795 78,493
Total Ireland (Cost $47,414) 78,493
ITALY 4.8%
Common Stocks 4.8%
Enel  17,591,857 194,365
Generali  3,043,128 124,130
Leonardo  2,391,588 159,822
Stellantis (1) 3,687,965 36,112
UniCredit  3,994,898 348,139
Total Italy (Cost $378,107) 862,568
JAPAN 17.0%
Common Stocks 17.0%
Asahi Group Holdings  8,400,200 87,941
Fujitsu  4,121,400 114,516
Hitachi  5,204,400 180,593
Isetan Mitsukoshi Holdings (1) 3,609,300 57,924
KDDI  6,169,400 104,164
Kubota  4,029,000 61,731
MatsukiyoCocokara (1) 2,926,700 46,882
Minebea Mitsumi  3,426,700 70,031
Mitsubishi Electric  4,870,100 152,249
Mitsubishi Estate  6,901,000 175,878
Mitsubishi UFJ Financial Group  15,151,400 274,398
Mitsui Fudosan  8,552,700 98,073
MS&AD Insurance Group Holdings  3,481,500 88,700
Nippon Sanso Holdings (1) 1,971,900 59,834
Nippon Steel  14,389,600 59,962
Niterra  1,213,200 53,043
Open House Group (1) 984,000 57,900
ORIX (1) 4,116,600 125,455
Persol Holdings (1) 32,949,600 57,709
Renesas Electronics (2) 12,257,900 203,793
Resona Holdings  8,382,100 97,737
Seven & i Holdings  7,374,700 105,610

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SUMCO (1) 4,115,200 42,963
Sumitomo  2,482,900 100,828
Taiheiyo Cement  2,042,200 56,118
Takeda Pharmaceutical  3,873,700 131,860
Toyota Motor  11,927,600 270,345
Unicharm (1) 14,206,000 86,276
Yamaha (1) 4,882,800 35,491
Total Japan (Cost $1,986,973) 3,058,004
NETHERLANDS 7.3%
Common Stocks 7.3%
ABN AMRO Bank, CVA  2,767,023 101,946
AerCap Holdings (USD)  685,653 98,501
Akzo Nobel (1) 879,460 61,613
ASML Holding  149,614 214,532
ASR Nederland  981,944 71,319
Heineken  1,088,622 89,865
ING Groep  8,732,845 257,540
Koninklijke Philips (1) 6,002,957 172,380
Magnum Ice Cream (1)(2) 3,216,228 57,162
Magnum Ice Cream (GBP) (1)(2) 814,721 14,465
Prosus  2,138,247 122,952
Signify (1) 2,421,839 51,415
Total Netherlands (Cost $814,596) 1,313,690
PORTUGAL 1.5%
Common Stocks 1.5%
Banco Comercial Portugues, Class R  99,541,774 107,744
Galp Energia  6,415,422 127,652
Jeronimo Martins  1,571,780 37,064
Total Portugal (Cost $143,211) 272,460
SINGAPORE 0.7%
Common Stocks 0.7%
United Overseas Bank  4,222,136 127,252
Total Singapore (Cost $69,812) 127,252

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 4.3%
Common Stocks 4.3%
DB Insurance  605,332 59,764
Hyundai Motor  356,614 124,139
KB Financial Group  782,130 73,207
KT, ADR (USD)  4,125,925 86,314
LG Chem  152,536 32,753
Samsung Electronics  3,564,116 393,745
Total South Korea (Cost $372,555) 769,922
SPAIN 1.9%
Common Stocks 1.9%
Banco Bilbao Vizcaya Argentaria  6,790,655 172,372
Banco Santander  13,443,853 171,652
Total Spain (Cost $283,716) 344,024
SWEDEN 1.6%
Common Stocks 1.6%
Essity, Class B  3,460,034 102,447
Millicom International Cellular (USD)  1,366,198 83,379
Telefonaktiebolaget LM Ericsson, Class B  10,052,949 108,875
Total Sweden (Cost $203,078) 294,701
SWITZERLAND 2.9%
Common Stocks 2.9%
Julius Baer Group  957,776 80,003
Novartis  1,014,467 150,516
Roche Holding  647,904 294,628
Total Switzerland (Cost $269,379) 525,147
TAIWAN 1.3%
Common Stocks 1.3%
Taiwan Semiconductor Manufacturing  4,128,000 228,262
Total Taiwan (Cost $15,850) 228,262

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 21.1%
Common Stocks 21.1%
AstraZeneca  2,004,777 373,518
Aviva  12,561,307 109,508
Barclays  38,785,481 258,857
BP  30,021,939 190,356
British American Tobacco  1,741,156 105,190
BT Group  37,924,624 99,686
Bunzl  3,224,047 90,412
GSK, ADR (USD) (1) 3,053,917 157,582
HSBC Holdings  15,239,784 268,844
Imperial Brands  4,977,614 209,646
Informa  7,712,937 93,078
Investec  6,865,625 57,014
Lloyds Banking Group  127,657,833 190,619
Marks & Spencer Group  14,439,179 72,415
National Grid  9,136,323 155,222
Prudential  5,983,375 98,278
Rolls-Royce Holdings  25,496,271 426,221
Segro  9,246,700 96,337
Smiths Group  2,506,459 86,076
SSE  3,763,299 125,083
Standard Chartered  7,580,788 193,965
Taylor Wimpey  37,217,492 54,411
Unilever  3,542,325 240,982
WPP  12,725,443 52,788
Total United Kingdom (Cost $2,247,120) 3,806,088
UNITED STATES 0.5%
Common Stocks 0.5%
Amcor (1) 2,212,232 97,891
Total United States (Cost $101,714) 97,891
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 3.76% (3)(4) 301,094,255 301,094
Total Short-Term Investments (Cost $301,094) 301,094

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 3.74% (3)(4) 98,176,662 98,177
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 98,177
Total Securities Lending Collateral (Cost $98,177) 98,177
Total Investments in Securities  99.4%
(Cost $11,141,543) $ 17,939,799
Other Assets Less Liabilities 0.6% 102,991
Net Assets 100.0% $ 18,042,790
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2026.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
USD U.S. Dollar

T. ROWE PRICE International Value Equity Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo 2/13/26 JPY 36,937,042 USD 236,267 $ 2,682
Net unrealized gain (loss) on open forward
currency exchange contracts $ 2,682

T. ROWE PRICE International Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ — $ — $ 2,978++
T. Rowe Price Treasury Reserve Fund, 3.74% — — —++
Totals $ —# $ — $ 2,978+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 538,020  ¤  ¤ $ 301,094
T. Rowe Price Treasury
Reserve Fund, 3.74% —  ¤  ¤ 98,177
Total $ 399,271^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,978 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $399,271.

T. ROWE PRICE International Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Value Equity
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE International Value Equity Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F127-054Q1 01/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 654,442 $ 16,793,078 $ — $ 17,447,520
Preferred Stocks — 93,008 — 93,008
Short-Term Investments 301,094 — — 301,094
Securities Lending Collateral 98,177 — — 98,177
Total Securities 1,053,713 16,886,086 — 17,939,799
Forward Currency Exchange
Contracts — 2,682 — 2,682
Total $ 1,053,713 $ 16,888,768 $ — $ 17,942,481